Income Taxes (Details) - Schedule of Income (Loss) Before Income Taxes - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Taxes (Details) - Schedule of Income (Loss) Before Income Taxes [Line Items]
Total income before income taxes	$ 947,915	$ 885,777
Non-PRC operations [Member]
Income Taxes (Details) - Schedule of Income (Loss) Before Income Taxes [Line Items]
Total income before income taxes	(270,571)	(276,088)
PRC operations [Member]
Income Taxes (Details) - Schedule of Income (Loss) Before Income Taxes [Line Items]
Total income before income taxes	$ 1,218,486	$ 1,161,865